GENERAL INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General Information
Percentage of gross domestic product	2.10%	1.70%
Percentage of cumulative inflation	117.80%	211.40%
Percentage of depreciation	27.70%	356.30%